Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2017
Williams Olefins, L.L.C. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Results of Operations of Disposal Group [Table Text Block]
The following table presents the results of operations for the Geismar Interest, excluding the gain noted above:

	Years Ended December 31,
	2017	2016
	(Millions)
Income (loss) before income taxes of the Geismar Interest	$26	$141
Income (loss) before income taxes of the Geismar Interest attributable to The Williams Companies, Inc.	19	85

Canadian Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Results of Operations of Disposal Group [Table Text Block]
The following table presents the results of operations for the Canadian disposal group, excluding the impairment and loss noted above:

	Years Ended December 31,
	2017	2016
	(Millions)
Income (loss) before income taxes of Canadian disposal group	$—	$(98)
Income (loss) before income taxes of Canadian disposal group attributable to The Williams Companies, Inc.	—	(95)